Equity (Tables)	12 Months Ended
Jun. 30, 2017
Equity [Abstract]
Schedule of estimates their fair value using the Binomial Option Pricing Model
	June 30, 2017	June 30, 2016	July 1, 2015
Number of shares exercisable	112,500	112,500	112,500
Exercise price	6.25	$6.25	$6.25
Stock price	$0.51	$1.71	$6.00
Expected term (years)	3.00	4.00	5.00
Risk-free interest rate	1.74%	0.89%	1.63%
Expected volatility	76.58%	84.83%	92%

Summary of changes in warrant activity
	Fiscal year Ended June 30, 2017	Weighted Average Exercise Price	Average Remaining Contractual Life

Outstanding, beginning balance	-	-	-
Granted	112,500	$6.25	5.00
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, ending balance	112,500	$6.25	3.00